PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	December 31,	December 31,
	2017	2018
	RMB	RMB
Computer and transmission equipment	84,194	116,000
Furniture and office equipment	2,767	3,711
Leasehold improvements	6,999	9,825
Software	25,106	30,838
Total property, equipment and software	119,066	160,374
Accumulated depreciation and amortization	36,817	70,543
Property, equipment and software, net	82,249	89,831